UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22202
Morgan Stanley Frontier Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Morgan Stanley Frontier Emerging Markets Fund, Inc.

		Value
	Shares	(000)

Common Stocks (90.9%)

Argentina (9.2%)

Commercial Banks
Banco Macro SA ADR	63,000	$2,907
BBVA Banco Frances SA ADR	225,927	2,469

		5,376

Diversified Telecommunication Services
Telecom Argentina SA ADR	65,200	1,684

Food Products
Cresud SACIF y A ADR	71,600	1,311

Real Estate Management & Development
IRSA Inversiones y Representaciones SA ADR	83,700	1,331

		9,702

Bangladesh (2.9%)

Pharmaceuticals
Renata Ltd.	9,970	1,740

Textiles, Apparel & Luxury Goods
Apex Adelchi Footwear Ltd.	25,278	1,354

		3,094

Croatia (1.6%)

Diversified Telecommunication Services
Hrvatski Telekom	30,500	1,712

Estonia (1.2%)

Hotels, Restaurants & Leisure
Olympic Entertainment Group (a)	571,052	1,235

Kazakhstan (5.8%)

Metals & Mining
Eurasian Natural Resources Corp. PLC	154,050	2,497
Kazakhmys PLC	57,200	1,378

		3,875

Oil, Gas & Consumable Fuels
Uranium One, Inc. (a)	346,110	2,264

		6,139

Kenya (6.0%)

Beverages
East African Breweries Ltd.	1,479,032	3,321

Commercial Banks
Barclays Bank of Kenya Ltd.	1,540,466	1,216

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Frontier Emerging Markets Fund, Inc.

		Value
	Shares	(000)

Equity Bank Ltd.	5,008,400	$1,784

		3,000

		6,321

Kuwait (14.1%)

Commercial Banks
Burgan Bank (a)	1,925,331	3,781
National Bank of Kuwait	1,115,317	5,727

		9,508

Insurance
Gulf Insurance Co. KSC	841,630	1,878

Wireless Telecommunication Services
Mobile Telecommunications Co. KSC	329,200	1,716
National Mobile Telecommunication Co. KSC	264,281	1,756

		3,472

		14,858

Lebanon (3.4%)

Commercial Banks
Banque Audi sal- Audi Saradar Group GDR	129,620	1,026
BLOM Bank SAL GDR (a)	253,980	2,540

		3,566

Mongolia (1.4%)

Oil, Gas & Consumable Fuels
Mongolian Mining Corp. (a)	1,083,900	1,461

Nigeria (12.2%)

Beverages
Nigerian Breweries PLC	3,248,273	1,742

Commercial Banks
Access Bank PLC	31,142,610	2,047
Diamond Bank PLC (a)	23,711,600	1,295
First Bank of Nigeria PLC	17,454,399	1,755
Guaranty Trust Bank PLC	19,298,062	2,411

		7,508

Oil, Gas & Consumable Fuels
Oando PLC	8,024,915	3,689

		12,939

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Frontier Emerging Markets Fund, Inc.

		Value
	Shares	(000)

Oman (2.2%)

Commercial Banks
Bank Muscat SAOG	915,875	$2,280

Pakistan (5.0%)

Chemicals
Engro Corp. Ltd.	818,328	2,034

Construction Materials
Lucky Cement Ltd.	1,697,000	1,423

Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.	8,441,000	1,813

		5,270

Poland (1.8%)

Food & Staples Retailing
Milkiland N.V. (a)	131,200	1,858

Qatar (12.7%)

Commercial Banks
Commercial Bank of Qatar	44,300	1,023
Doha Bank QSC	125,724	2,081
Qatar National Bank SAQ	49,705	2,739

		5,843

Diversified Telecommunication Services
Qatar Telecom Q-Tel QSC	29,400	1,423

Industrial Conglomerates
Industries Qatar	80,000	3,009

Insurance
Qatar Insurance Co.	47,900	1,116

Multi-Utilities
Qatar Electricity & Water Co.	57,148	1,992

		13,383

Romania (2.0%)

Commercial Banks
Banca Transilvania	1,780,500	801
BRD-Groupe Societe Generale	280,640	1,301

		2,102

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Frontier Emerging Markets Fund, Inc.

		Value
	Shares	(000)

Serbia (0.9%)

Commercial Banks
Komercijalna Banka AD Beograd	2,600	$1,011

Sri Lanka (3.3%)
Commercial Banks
Commercial Bank of Ceylon PLC	796,806	1,983

Wireless Telecommunication Services
Dialog Axiata PLC (a)	15,083,907	1,562

		3,545

Tanzania, United Republic of (0.9%)

Metals & Mining
African Barrick Gold Ltd.	117,873	947

Tunisia (1.1%)

Commercial Banks
Banque International Arabe de Tunis	26,049	1,220

United Arab Emirates (3.2%)

Air Freight & Logistics
Aramex Co. (a)	6,067,459	3,370

Total Common Stocks (Cost $77,708)		96,013

Participation Notes (5.5%)
Austria (1.5%)
Diversified Financial Services
Fondul Proprietatea SA, expires 11/30/11 (a)	15	1,540

India (1.1%)

Wireless Telecommunication Services
Bharti Airtel Ltd., expires 3/17/11 (a)(b)	166,490	1,157

Saudi Arabia (2.9%)

Commercial Banks
Riyadh Bank, expires 2/29/12 (a)	222,239	1,550
Samba Financial Group, expires 12/3/12 (a)	99,066	1,554

		3,104

Total Participation Notes (Cost $5,498)		5,801

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Morgan Stanley Frontier Emerging Markets Fund, Inc.

		Value
	Shares	(000)

Short-Term Investment (4.1%)

Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $4,277)	4,277,075	$4,277

Total Investments (100.5%) (Cost $87,483) (d)+		106,091

Liabilities in Excess of Other Assets (-0.5%)		(533)

Net Assets (100.0%)		$105,558

(a)	Non-income producing security.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(d)	The approximate market value and percentage of net assets, $62,031,000 and 58.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+	At January 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $87,483,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,608,000 of which $20,491,000 related to appreciated securities and $1,883,000 related to depreciated securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Morgan Stanley Frontier Emerging Markets Fund, Inc.
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Common Stocks
Air Freight & Logistics	$—	$3,370	$—	$3,370
Beverages	1,742	3,321	—	5,063
Chemicals	—	2,034	—	2,034
Commercial Banks	13,895	29,502	—	43,397
Construction Materials	—	1,423	—	1,423
Diversified Telecommunication Services	1,684	4,948	—	6,632
Food & Staples Retailing	1,858	—	—	1,858
Food Products	1,311	—	—	1,311
Hotels, Restaurants & Leisure	1,235	—	—	1,235
Industrial Conglomerates	—	3,009	—	3,009
Insurance	1,878	1,116	—	2,994
Metals & Mining	—	4,822	—	4,822
Multi-Utilities	—	1,992	—	1,992
Oil, Gas & Consumable Fuels	5,953	1,461	—	7,414
Pharmaceuticals	1,740	—	—	1,740
Real Estate Management & Development	1,331	—	—	1,331
Textiles, Apparel & Luxury Goods	1,354	—	—	1,354
Wireless Telecommunication Services	—	5,034	—	5,034

Total Common Stocks	33,981	62,032	—	96,013

Participation Notes	2,711	3,090	—	5,801
Short-Term Investment — Investment Company	4,277	—	—	4,277

Total Assets	$40,969	$65,122	$—	$106,091

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2011, securities with a total value of approximately $52,191,000 transferred from Level 1 to Level 2. At January 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

1

Morgan Stanley Frontier Emerging Markets Fund, Inc.
Notes to the Portfolio of Investments • January 31, 2011 (unaudited)
Fair Value Measurement: Financial Accounting Standards Board Accounting Standards Codification 820 Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Frontier Emerging Markets Fund, Inc.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer March 22, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2011